TAXATION - Schedule of deferred taxes (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statements [Line Items]
Deferred tax assets (liabilities)	$ 6,653,000	$ 7,439,966	$ 1,425,042
Unrecognized deferred tax assets	(6,653,000)	(7,439,966)	(1,425,042)
Net deferred tax assets	0	0	0
Exploration and evaluation assets
Statements [Line Items]
Deferred tax assets (liabilities)	254,000	974,824	974,824
Property and equipment
Statements [Line Items]
Deferred tax assets (liabilities)	1,012,000	47,452	0
Share issue costs
Statements [Line Items]
Deferred tax assets (liabilities)	611,000	809,716	1,550
Biological assets
Statements [Line Items]
Deferred tax assets (liabilities)	186,000	58,573	0
Intangible assets
Statements [Line Items]
Deferred tax assets (liabilities)	619,000	197,810	0
Marketable securities
Statements [Line Items]
Deferred tax assets (liabilities)	2,000	2,325	2,325
Asset retirement obligation
Statements [Line Items]
Deferred tax assets (liabilities)	15,000	14,723	14,723
Allowable capital losses
Statements [Line Items]
Deferred tax assets (liabilities)	36,000	93,018	56,568
Non-capital losses available for future period
Statements [Line Items]
Deferred tax assets (liabilities)	$ 3,918,000	$ 5,241,525	$ 375,052